CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 427	$ 408	$ 691	$ 610
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	10	(16)	(17)	(5)
Changes in retirement plans’ funded status	(8)	446	(14)	456
Foreign currency translation	(8)	(46)	77	(335)
Share of other comprehensive income (loss) of entities using the equity method	1	(33)	(2)	(18)
Other comprehensive income (loss), net of tax	(5)	351	44	98
Comprehensive income (loss)	422	759	735	708
Less: Comprehensive income attributable to noncontrolling interests	11	11	19	18
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 411	$ 748	$ 716	$ 690